RELATED PARTY TRANSACTIONS (Details)	1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2019 USD ($) shares	Mar. 31, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	May 24, 2019 USD ($)
Related Party Transaction [Line Items]
Issuance of Founder Shares to Sponsor (in shares) | shares	7,187,500
Issuance of Founder Shares to Sponsor | $	$ 25,000		$ 25,000
Conversion of stock, ratio	1
Number of shares subject to forfeiture | shares				937,500
Number of founder Shares forfeited | shares				312,500
Number of founder Shares no longer subject to forfeiture | shares				625,000
Term for restriction from transfer, assign or sell Shares after the completion of a Business Combination		180 days		180 days
Maximum borrowing under the note to cover expenses related to the Initial Public Offering | $						$ 300,000
Outstanding borrowings under the Promissory Note | $					$ 231,366
Working capital loans that may be convertible into warrants | $				$ 1,500,000
New Blade Common Stock
Related Party Transaction [Line Items]
Conversion of stock, ratio		1